UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     July 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $81,168 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2957    90915 SH       SOLE                    90915        0        0
AMGEN INC                      COM              031162100     2386    50600 SH       SOLE                    50600        0        0
APPLE INC                      COM              037833100     3452    20617 SH       SOLE                    20617        0        0
AT&T INC                       COM              00206R102      788    23400 SH       SOLE                    23400        0        0
BIOGEN IDEC INC                COM              09062X103     2178    38975 SH       SOLE                    38975        0        0
BROADCOM CORP                  CL A             111320107     3234   118508 SH       SOLE                   118508        0        0
CHEESECAKE FACTORY INC         COM              163072101     2035   127923 SH       SOLE                   127923        0        0
CISCO SYS INC                  COM              17275R102     3309   142280 SH       SOLE                   142280        0        0
COLGATE PALMOLIVE CO           COM              194162103     3690    53400 SH       SOLE                    53400        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200      209   394674 SH       SOLE                   394674        0        0
FAMOUS DAVES AMER INC          COM              307068106     1971   255946 SH       SOLE                   255946        0        0
GENERAL ELECTRIC CO            COM              369604103     2893   108407 SH       SOLE                   108407        0        0
INDIA FD INC                   COM              454089103     2936    82984 SH       SOLE                    82984        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      572     8330 SH       SOLE                     8330        0        0
ISHARES TR                     RUSSELL 1000     464287622      299     4250 SH       SOLE                     4250        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      337     6100 SH       SOLE                     6100        0        0
JOHNSON & JOHNSON              COM              478160104     3353    52115 SH       SOLE                    52115        0        0
KONA GRILL INC                 COM              50047h201     1666   197580 SH       SOLE                   197580        0        0
MATHSTAR INC                   COM NEW          576801302      398   284004 SH       SOLE                   284004        0        0
MEDTRONIC INC                  COM              585055106     3568    68943 SH       SOLE                    68943        0        0
MSC INDL DIRECT INC            CL A             553530106     3183    72150 SH       SOLE                    72150        0        0
PEPSICO INC                    COM              713448108     3608    56735 SH       SOLE                    56735        0        0
PROCTER & GAMBLE CO            COM              742718109     3307    54390 SH       SOLE                    54390        0        0
QUALCOMM INC                   COM              747525103     2852    64275 SH       SOLE                    64275        0        0
RESEARCH IN MOTION LTD         COM              760975102     3494    29885 SH       SOLE                    29885        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     3209   158405 SH       SOLE                   158405        0        0
SPDR TR                        UNIT SER 1       78462F103     2355    18402 SH       SOLE                    18402        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1799    48015 SH       SOLE                    48015        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     3855   154765 SH       SOLE                   154765        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3236    70660 SH       SOLE                    70660        0        0
TURKISH INVT FD INC            COM              900145103     1982   151040 SH       SOLE                   151040        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      246     3990 SH       SOLE                     3990        0        0
UTILITIES HOLDRS TR            DEPOSITRY RCPT   918019100      229     1700 SH       SOLE                     1700        0        0
VERIFONE HLDGS INC             COM              92342Y109     1462   122353 SH       SOLE                   122353        0        0
VISION-SCIENCES INC DEL        COM              927912105     2431   648244 SH       SOLE                   648244        0        0
VITAL IMAGES INC               COM              92846N104     1689   135779 SH       SOLE                   135779        0        0